Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of accounts receivable
	December 31, 2021	December 31, 2020
Accounts receivable	$27,430,537	$32,357,692
Less: allowance for doubtful accounts	(568,710)	(411,131)
	$26,861,827	$31,946,561